May 2, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Burnham Investors Trust (“Registrant”)
File Nos. 002-17226 and 811-00994

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 30, 2014.

Questions regarding this filing may be directed to the undersigned at (800) 784-3863.

Very truly yours,

/s/ Thomas N. Calabria

Thomas N. Calabria

Secretary of the Registrant